Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Total inventories	$ 8,580	$ 6,438	$ 4,354
Oral drug inventory
Inventory [Line Items]
Total inventories	2,877	1,484	1,414
IV drug inventory
Inventory [Line Items]
Total inventories	$ 5,703	$ 4,954	$ 2,940